Revenue - Summary Of Significant Changes In Contract Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 225	$ 0	$ 0	$ 1,250
Revenue recognized that was included in the contract liabilities beginning balance	(225)	0		(1,250)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	956	2,596	225
Ending Balance	$ 956	$ 2,596	$ 225	$ 0